Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
November 24, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	AIM International Mutual Funds (Invesco International Mutual Funds) CIK No. 0000880859
Ladies and Gentlemen:
On behalf of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a proxy statement/prospectus to accomplish the following:
•	The title of the securities being registered are Class A, Class B, Class C, Class R, Class Y, and Institutional Class shares of Invesco International Growth Fund.
Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 404.439.3428.

Very truly yours,
/s/ Laurie Simpson
Laurie Simpson
Counsel